Inventory	9 Months Ended
Apr. 30, 2014
Inventory [Abstract]
Inventory

5.Inventory

Inventories are stated at the lower of cost or net realizable value, and net of a valuation allowance for potential excess or obsolete material. Cost is determined using the average cost method. Depreciation related to manufacturing is systematically allocated to inventory produced, and expensed through cost of goods sold at the time inventory is sold.

Inventories consist of the following:

	April 30,	July 31,
	2014	2013
Raw materials	$68,000	$70,000
Finished goods	319,000	295,000
	$387,000	$365,000

During the fiscal year ended July 31, 2013, we established an inventory reserve for $347,000.  The majority of the reserve related to components such as, plastic bottles, spray triggers, miscellaneous plastics, and numerous corrugated cardboard configurations.

During the nine months ended April 30, 2014, we received $20,000 from the sale of inventory which was previously reserved during the fiscal year ended July 31, 2013.  The $20,000 gain is reflected in the other income (expense) section of the consolidated statement of operations.